Notes to consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Notes to consolidated statements of cash flows
Summary of proceeds from disposal of long-term assets comprised

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Net book value	3,824	879	1,940
Net gain on disposals (Note 10)	9,079	3,564	964
Total proceeds from disposal of long-term assets	12,903	4,443	2,904

Summary of changes in liabilities arising from financing activities

		Financing	Lease	Interest
(Euro thousands)	Borrowings	fund	liabilities	payable
As at December 31, 2022	33,485	23,519	140,591	8
Changes from financing cash flows	35,767	36,541	(31,352)	—
Interest paid	—	(2,002)	(7,178)	(3,113)
New leases	—	—	35,094	—
Contract modifications	—	—	9,887	—
Disposals	—	—	(3,431)	—
Interest expense	—	7,877	7,178	4,540
Foreign exchange movement	(1,151)	(2,615)	(5,020)	749
As at December 31, 2023	68,101	63,320	145,769	2,184
Changes from financing cash flows	115,222	(18,274)	(32,443)	—
Interest paid	—	(3,999)	(7,652)	(3,793)
New leases	—	—	46,465	—
Contract modifications	—	—	(10,057)	—
Disposals	—	—	(505)	—
Interest expense	—	7,787	7,652	13,334
Foreign exchange movement	439	3,040	4,843	(2,800)
As at December 31, 2024	183,762	51,874	154,072	8,925

Summary of information about cash outflow for leases

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Within operating activities	(25,818)	(27,631)	(22,614)
Within investing activities	(428)	(3,282)	(1,454)
Within financing activities	(40,095)	(38,530)	(41,364)
Total cash outflow for leases	(66,341)	(69,443)	(65,432)